Pay vs Performance Disclosure - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (4,165,108)	$ (4,500,272)	$ (3,486,053)	$ (3,765,122)	$ (8,665,380)	$ (7,251,175)